Business combinations - Additional Information (Details) - Ultragaz Comercial Ltda [member] - Stella GD Intermediação de Geração Distribuída de Energia Ltda [member]
R$ in Thousands, Customer in Thousands
	Oct. 01, 2022 BRL (R$) Customer	Sep. 12, 2022 BRL (R$)
Business combinations
Number of states in which acquiree entity operates	12
Number of minimum active customers in which acquiree entity offered energy solutions | Customer	11
Renewable energy, electricity power distribution capacity offered to customers	75
Total consideration paid	R$ 63,000	R$ 63,000
Consideration in cash	7,560	R$ 7,600
Provisional goodwill	R$ 99,679